Compensation of the Management Board and the Supervisory Board - Compensation of the Management Board (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) EquityInstruments shares installment	Dec. 31, 2022 EUR (€) EquityInstruments	Dec. 31, 2021 EUR (€) EquityInstruments
Key management personnel
Service cost	€ 32,399	€ 42,367	€ 37,409
MB LTIP 2020
Key management personnel
Number of shares allocated	283,624	241,835	192,446
Management Board
Key management personnel
Key management compensation, local country	€ 19,994	€ 21,910
Non-performance-related compensation	6,316	8,752
Short-term performance related compensation	6,585	2,845
Long term incentive effects, local country	7,093	9,013
Other long-term benefits, local country		1,300
Service cost	2,648	4,483
Long term incentive effects	3,935	(646)
Termination benefits expense	904	1,840
Other long-term benefits	81	1,300
Key management compensation	20,469	18,574
Outstanding balances	€ 25,124	€ 29,987
Number of annual installment | installment	10
Management Board | MB LTIP 2020
Key management personnel
Number of shares allocated | EquityInstruments	219,185	182,192
Management Board | Former members
Key management personnel
Key management compensation	€ 4,520	€ 2,705
Pension obligation	€ 61,175	€ 51,270